Business Combinations - Additional Information (Details) shares in Millions		1 Months Ended	12 Months Ended
	Dec. 01, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) branch shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Repayment of debt			$ 4,084,000,000	$ 6,926,000,000	$ 11,432,000,000
Merger and integration charges			1,009,000,000	329,000,000	0
Goodwill		$ 12,373,000,000	12,489,000,000	12,373,000,000	$ 10,262,000,000	$ 9,918,000,000
Goodwill deductible for tax purposes	$ 0
Financing receivable, allowance for credit loss		6,936,000,000	$ 7,379,000,000	$ 6,936,000,000
MUFG Union Bank Branches | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Number of branches divested | branch			3
Deposits divested			$ 400,000,000
Loans divested			$ 22,000,000
Common Stock
Business Acquisition [Line Items]
Issuance of stock (in shares) | shares			28	48	5
Common Stock | Affiliate of MUFG
Business Acquisition [Line Items]
Issuance of stock (in shares) | shares			24
MUB
Business Acquisition [Line Items]
Cash portion of purchase price	5,500,000,000
Target tangible book value	6,250,000,000
Tangible book value	3,500,000,000
Repayment of debt			$ 936,000,000
Merger and integration charges			$ 1,000,000,000	$ 329,000,000
Goodwill	2,323,000,000
Acquired receivables fair value	52,932,000,000
Acquired receivable unpaid principal balance	56,120,000,000
Increase to provision for credit losses				$ 662,000,000
MUB | PCD Loans
Business Acquisition [Line Items]
Financing receivable, allowance for credit loss	463,000,000
Acquired receivables fair value	4,400,000,000
Acquired receivable unpaid principal balance	5,100,000,000
MUB | Non-PCD Loans
Business Acquisition [Line Items]
Acquired receivables fair value	48,500,000,000
Acquired receivable unpaid principal balance	$ 51,000,000,000
Increase to provision for credit losses		$ 662,000,000
MUB | Common Stock
Business Acquisition [Line Items]
Equity portion of purchase price (in shares) | shares	44